STOCK OPTIONS AND WARRANTS (Details 2)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	117.00%	100.00%	118.00%	100.00%
Expected term	7 years
Dividend yield	0.00%	0.00%	0.00%	0.00%
Risk-free interest rates	2.20%
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term		7 years	7 years	7 years
Risk-free interest rates		1.30%	2.30%	1.34%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term		6 years	1 month 6 days	5 years
Risk-free interest rates		0.70%	0.13%	0.63%